CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Statement of Financial Position [Abstract]
Ordinary shares, authorized	250,000,000	250,000,000
Ordinary shares, issued	39,034,759	38,043,516
Ordinary shares, outstanding	39,034,759	38,043,516
Net of allowance for credit losses | $	$ 101	$ 67